FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investment securities available for sale [Abstract]
Total investment securities available for sale	$ 124,012	$ 102,284
Recurring [Member]
Investment securities available for sale [Abstract]
U.S. Government and federal agencies	18,063
State and political subdivisions	60,669	59,610
Residential mortgage-backed securities issued by quasi- governmental agencies	45,280	42,674
Total investment securities available for sale	124,012	102,284
Loans receivable, held for sale	349	706
Level 1 [Member] | Recurring [Member]
Investment securities available for sale [Abstract]
U.S. Government and federal agencies	0
State and political subdivisions	0	0
Residential mortgage-backed securities issued by quasi- governmental agencies	0	0
Total investment securities available for sale	0	0
Loans receivable, held for sale	0	0
Level 2 [Member] | Recurring [Member]
Investment securities available for sale [Abstract]
U.S. Government and federal agencies	18,063
State and political subdivisions	60,669	59,610
Residential mortgage-backed securities issued by quasi- governmental agencies	45,280	42,674
Total investment securities available for sale	124,012	102,284
Loans receivable, held for sale	349	706
Level 3 [Member] | Recurring [Member]
Investment securities available for sale [Abstract]
U.S. Government and federal agencies	0
State and political subdivisions	0	0
Residential mortgage-backed securities issued by quasi- governmental agencies	0	0
Total investment securities available for sale	0	0
Loans receivable, held for sale	$ 0	$ 0